36. Financial Instruments (Details 7) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Instruments Details 7
Loans and financing	R$ 3,759,505	R$ 4,046,293	R$ 4,077,060
Debentures	6,070,978	4,790,809	3,683,928
Ordinary financing of taxes with the federal tax authorities	0	0	193,739
Endorsment and securities	0	1,373,064	1,282,290
Less: Cash and cash equivalents	(1,040,075)	(982,073)	(1,480,727)	R$ (740,131)
Less: Bonds and securities (current)	1,341	136,649	294,514
Collaterals and escrow accounts	0	0	2,000
Less: Bonds and securities - held for sale and held for trading (noncurrent)	112,604	188,461	43,138
Less: Collaterals and escrow accounts STN	75,665	73,074	86,137
Adjusted net debt	8,600,798	8,829,909	7,334,501
Net income	1,118,255	874,472	1,161,565
Equity in earnings of investees	(101,739)	0	(87,590)
Deferred IRPJ and CSLL	(105,257)	(69,632)	(165,794)
Provision for IRPJ and CSLL	379,943	589,322	698,023
Financial expenses (income), net	748,440	(594,656)	(427,702)
Depreciation and amortization	731,599	708,296	676,472
Adjusted ebitda	R$ 2,771,241	R$ 2,697,114	R$ 2,710,378
Adjusted net debt / Ebitda	R$ 3.10	R$ 3.27	R$ 2.71